Accounts Receivable and Other Receivables, Net - Schedule of Accounts Receivable and Other Receivables (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable and Other Receivables [Abstract]
Customers by sales provision of services	€ 1,389,132	€ 3,360,994
VAT receivable	80,561	41,242
Others	37,209	39,460
Accounts receivable and other receivables, gross	1,506,902	3,441,696
Allowance for doubtful accounts	(515,564)	(515,564)
Accounts receivable and other receivables, net	€ 991,338	€ 2,926,132